STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended											9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Sep. 30, 2014 Stock Options One [Member]	Dec. 31, 2013 Stock Options One [Member]	Sep. 30, 2014 Stock Options Two [Member]	Dec. 31, 2013 Stock Options Two [Member]	Sep. 30, 2014 Stock Options Three [Member]	Dec. 31, 2013 Stock Options Three [Member]	Sep. 30, 2014 Stock Options Four [Member]	Dec. 31, 2013 Stock Options Four [Member]	Sep. 30, 2014 Stock Options Five [Member]	Dec. 31, 2013 Stock Options Five [Member]	Sep. 30, 2014 Stock Options Six [Member]	Dec. 31, 2013 Stock Options Six [Member]	Sep. 30, 2014 Stock Options Seven [Member]	Dec. 31, 2013 Stock Options Seven [Member]	Sep. 30, 2014 Stock Options Eight [Member]	Dec. 31, 2013 Stock Options Eight [Member]	Sep. 30, 2014 Stock Options Nine [Member]	Dec. 31, 2013 Stock Options Nine [Member]	Sep. 30, 2014 Stock Option Ten [Member]	Dec. 31, 2013 Stock Option Ten [Member]	Sep. 30, 2014 Stock Option Eleven [Member]	Dec. 31, 2013 Stock Option Eleven [Member]	Sep. 30, 2014 Stock Option Twelve [Member]	Dec. 31, 2013 Stock Option Twelve [Member]	Sep. 30, 2014 Stock Options Thirteen [Member]	Dec. 31, 2013 Stock Options Thirteen [Member]	Sep. 30, 2014 Stock Options Fourteen [Member]	Dec. 31, 2013 Stock Options Fourteen [Member]	Sep. 30, 2014 Stock Options Fifteen [Member]	Dec. 31, 2013 Stock Options Fifteen [Member]	Sep. 30, 2014 Stock Options Sixteen [Member]	Dec. 31, 2013 Stock Options Sixteen [Member]	Sep. 30, 2014 Stock Options Seventeen [Member]	Dec. 31, 2013 Stock Options Seventeen [Member]	Sep. 30, 2014 Stock Options Eighteen [Member]	Dec. 31, 2013 Stock Options Eighteen [Member]	Sep. 30, 2014 Stock Options Nineteen [Member]	Dec. 31, 2013 Stock Options Nineteen [Member]	Sep. 30, 2014 Equity Option [Member]	Dec. 31, 2013 Equity Option [Member]	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2010 Equity Option [Member]	Dec. 31, 2009 Equity Option [Member]	Dec. 31, 2008 Equity Option [Member]	Dec. 31, 2007 Equity Option [Member]	Dec. 31, 2006 Equity Option [Member]	Dec. 31, 2005 Equity Option [Member]	Sep. 30, 2014 Stock Options Twenty [Member]	Sep. 30, 2014 Stock Option Twenty One [Member]	Sep. 30, 2014 Warrant One [Member]	Dec. 31, 2013 Warrant One [Member]	Sep. 30, 2014 Warrant Two [Member]	Dec. 31, 2013 Warrant Two [Member]	Sep. 30, 2014 Warrant Three [Member]	Dec. 31, 2013 Warrant Three [Member]	Sep. 30, 2014 Warrant Four [Member]	Dec. 31, 2013 Warrant Four [Member]	Sep. 30, 2014 Warrant Five [Member]	Dec. 31, 2013 Warrant Five [Member]	Sep. 30, 2014 Warrant Six [Member]	Dec. 31, 2013 Warrant Six [Member]	Sep. 30, 2014 Warrant Seven [Member]	Dec. 31, 2013 Warrant Seven [Member]	Sep. 30, 2014 Warrant Eight [Member]	Dec. 31, 2013 Warrant Eight [Member]	Sep. 30, 2014 Warrant Nine [Member]	Dec. 31, 2013 Warrant Nine [Member]	Sep. 30, 2014 Warrant Ten [Member]	Dec. 31, 2013 Warrant Ten [Member]	Sep. 30, 2014 Warrant Eleven [Member]	Dec. 31, 2013 Warrant Eleven [Member]	Dec. 31, 2013 Warrant Twelve [Member]	Dec. 31, 2013 Warrant Thirteen [Member]	Dec. 31, 2013 Warrant Fourteen [Member]	Sep. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2006 Warrant [Member]	Dec. 31, 2005 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices			$ 0.75	$ 0.75	$ 4.88	$ 1.28	$ 5.25	$ 4.88	$ 5.63	$ 5.25	$ 5.93	$ 5.63	$ 6.00	$ 5.93	$ 6.60	$ 6.00	$ 8.25	$ 66.00	$ 9.94	$ 9.94	$ 10.50	$ 10.50	$ 11.25	$ 11.25	$ 12.75	$ 12.75	$ 13.88	$ 20.25	$ 15.00	$ 21.75	$ 17.25	$ 23.85	$ 18.75	$ 24.75	$ 20.25	$ 25.61	$ 21.75	$ 26.25	$ 23.85	$ 43.88	$ 7.58	$ 6.75	$ 6.75	$ 8.25	$ 14.25	$ 20.25	$ 19.50	$ 125.25	$ 125.25	$ 125.25	$ 24.75	$ 25.61	$ 0.75	$ 0.75	$ 6.00	$ 5.63	$ 9.00	$ 6.00	$ 11.25	$ 7.50	$ 12.38	$ 9.00	$ 13.50	$ 11.25	$ 14.85	$ 12.00	$ 15.00	$ 12.75	$ 18.75	$ 13.50	$ 20.25	$ 14.85	$ 24.38	$ 1,500	$ 18.75	$ 34.50	$ 57.68	$ 8.60	$ 10.50	$ 9.75	$ 17.25	$ 33.00	$ 36.75	$ 33.75	$ 78.00	$ 93.75	$ 196.50
Shares			7,333	7,334	134	4,336	2,031	134	192,000	2,631	23,206	192,000	123,998	23,207	5,332	124,000	3,636	5,334	3,019	3,019	3,238	3,239	14,799	9,023	10,069	67	2,160	4,939	3,334	1,334	40,261	1,258	3,335	1,334	4,940	267	1,336	1,000	1,260	1,277	445,889	385,733	168,856	77,301	46,642	19,948	17,215	638	558	239	334	134	400	2,667	102,857	35,556	2,666	102,857	204,200	19,047	71,257	2,667	4,444	221,977	23,612	2,000	1,168	17,255	4,166	7,112	1,481	23,611	83,080	16,500	5,000	1,110	4,561	499,331	461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237	279
Weighted Average Remaining Life	6 months	2 years 6 months	6 years 9 months 7 days	7 years 6 months 7 days	8 years 5 months 12 days	4 years 5 months 5 days	7 years 11 months 8 days	9 years 2 months 12 days	8 years 5 months 16 days	9 years 5 months 8 days	8 years 5 months 19 days	9 years 2 months 16 days	7 years 10 months 17 days	9 years 2 months 19 days	7 years 3 months 25 days	8 years 7 months 17 days	10 years	8 years 25 days	8 years 9 months 14 days	9 years 6 months 14 days	8 years 9 months 14 days	9 years 6 months 14 days	7 years 8 months 19 days	7 years 1 month 28 days	9 years 6 months 14 days	9 years 4 months 10 days	9 years 6 months 4 days	10 years	9 years 5 months 19 days	9 years 9 months 7 days	9 years 5 months 8 days	9 years 9 months	9 years 4 months 24 days	9 years 8 months 23 days	9 years 3 months 4 days	9 years 9 months	9 years 7 days	4 months 13 days	9 years 4 days	5 months 8 days											8 years 11 months 26 days	8 years 11 months 26 days	1 year 2 months 8 days	1 year 11 months 8 days	3 years 5 months 12 days	10 months 6 days	3 years 3 months 25 days	4 years 2 months 12 days	3 years 3 months 7 days	3 months 29 days	3 years 6 months 11 days	4 years 10 months 24 days	3 years 8 months 19 days	3 years 11 months 23 days	3 years 7 months 28 days	4 months 17 days	4 months 2 days	3 months 7 days	11 days	2 years 9 months 29 days	3 years 11 days	4 years 4 months 28 days	4 years 10 months 10 days	2 months 5 days	9 months 7 days	3 months 18 days	6 months